Segment Disclosures	12 Months Ended
Dec. 31, 2024
Segment Disclosures
Segment Disclosures	13. Segment Disclosures The Company has one operating segment, being mineral exploration. As at December 31, 2024 and 2023 all of the Company’s non-current assets were located in Canada.